As filed with the Securities and Exchange Commission on June 20, 2001

                                                              File Nos. 33-5819
                                                                       811-5034
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                   FORM N-1A

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 32

                                      AND

                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940
                                AMENDMENT NO. 33

                        CITIFUNDS TAX FREE INCOME TRUST*
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                 388 Greenwich Street, New York, New York 10013
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 451-2010

                               Robert I. Frenkel
                            SEVEN WORLD TRADE CENTER
                            New York, New York 10048
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
                                ROGER P. JOSEPH
                      BINGHAM DANA LLP, 150 FEDERAL STREET
                          BOSTON, MASSACHUSETTS 02110

It is proposed that this filing will become effective on July 12, 2001 pursuant to paragraph (b) of Rule 485. Pursuant to Rule 485(b)(1)(iii), the Registrant hereby designates that the effective date for Post-Effective Amendment No. 31 to the Registrant's Registration Statement under the Securities Act of 1933 and Amendment No. 32 under the Investment Company Act of 1940, as filed pursuant to Rule 485(a) on April 23, 2001, also shall be July 12, 2001.

_______________________
* This filing relates only to the series of the Trust designated as Citi National Tax Free Income Fund, Citi California Tax Free Income Fund and Citi New York Tax Free Income Fund.


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                                EXPLANATORY NOTE


     Part A (the Prospectus of Citi National Tax Free Income Fund, Citi California Tax Free Income Fund and Citi New York Tax Free Income Fund) and Part B (the Statement of Additional Information) filed by the Registrant in Post-Effective Amendment No. 31 to the Registration Statement under the Securities Act of 1933 (File No. 33-5819) and Amendment No. 32 to the Registration Statement under the Investment Company Act of 1940 (File No. 811-5034) pursuant to Rule 485(a) on April 23, 2001 (Accession No. 0000929638-01-500087) are herein incorporated by reference.




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
                                     PART C


Item 23. Exhibits.

          *         a(1) Declaration of Trust of the Registrant
          *         a(2) Amendments to the Declaration of Trust of the Registrant
          *******   a(3) Forms of Amendments to the Declaration of Trust of the
                         Registrant
          *         b(1) Amended and Restated By-laws of the Registrant
          *         b(2) Amendments to Amended and Restated By-laws of the
                         Registrant
          ********  d    Form of Management Agreement between the Registrant and
                         Citi Fund Management Inc., as manager
          *****     e    Distribution Agreement between the Registrant and Salomon
                         Smith Barney, Inc., as distributor
          *         g(1) Custodian Contract between the Registrant and State Street
                         Bank and Trust Company ("State Street"), as custodian
          **        g(2) Letter Agreement adding Citi California Tax Free Income Fund to the Custodian Contract between the Registrant and State
                         Street
          *****     h    Transfer Agency Agreement between the Registrant and Citi
                         Fiduciary Trust Company ("Citi Fiduciary"), as transfer agent
          ****      i    Opinion and Consent of Counsel
          ********  m    Forms of Service Plans of the Registrant
          *******   o    Form of Multiple Class Plan of the Registrant
          ***       p(1) Code of Ethics for the Registrant
          *****     p(2) Code of Ethics for Citi Fund Management Inc.
          *****     p(3) Code of Ethics for Salomon Smith Barney, Inc.
          ******    q    Powers of Attorney for the Registrant
-----------------------

             *  Incorporated herein by reference to Amendment No. 19 to the Registrant's Registration
                Statement on Form N-1A (File No. 33-5819) as filed with the Securities and Exchange
                Commission on February 20, 1998.
            **  Incorporated herein by reference to Amendment No. 21 to the Registrant's Registration
                Statement on Form N-1A (File No. 33-5819) as filed with the Securities and Exchange
                Commission on October 30, 1998.
           ***  Incorporated herein by reference to Amendment No. 26 to the Registrant's Registration
                Statement on Form N-1A (File No. 33-5819) as filed with the Securities and Exchange
                Commission on April 28, 2000.
          ****  Incorporated herein by reference to Amendment No. 22 to the Registrant's Registration
                Statement on Form N-1A (File No. 33-5819) as filed with the Securities and Exchange
                Commission on December 8, 1998.
         *****  Incorporated herein by reference to Amendment No. 27 to the Registrant's Registration
                Statement on Form N-1A (File No. 33-5819) as filed with the Securities and Exchange
                Commission on September 28, 2000.
        ******  Incorporated herein by reference to Amendment No. 28 to the Registrant's Registration
                Statement on Form N-1A (File No. 33-5819) as filed with the Securities and Exchange
                Commission on February 15, 2001.


       *******  Incorporated herein by reference to Amendment No. 29 to the Registrant's Registration
                Statement on Form N-1A (File No. 33-5819) as filed with the Securities and Exchange
                Commission on April 5, 2001.
      ********  Incorporated herein by reference to Amendment No. 32 to the Registrant's Registration
                Statement on Form N-1A (File No. 33-5819) as filed with the Securities and Exchange
                Commission on April 23, 2001.

Item 24.  Persons Controlled by or under Common Control with Registrant.

     Not applicable.


Item 25.  Indemnification.

     Reference is hereby made to (a) Article V of the Registrant's Declaration of Trust, filed as an Exhibit to Post-Effective Amendment No. 19 to its Registration Statement on Form N-1A; (b) Section 6 of the Distribution Agreement between the Registrant and Salomon Smith Barney, Inc. filed as an Exhibit to Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A; and (c) the undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form N-1A.

     The Trustees and officers of the Registrant and the personnel of the Registrant's administrator are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

Item 26.  Business and Other Connections of Investment Adviser.

     Manager - Citi Fund Management Inc. (formerly known as Citigroup Mutual Fund Management Inc.) ("Citi Fund Management"). Citi Fund Management was incorporated in January, 2001 under the laws of the State of Delaware. Citi Fund Management is a wholly owned subsidiary of Smith Barney Fund Management LLC, which in turn is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc., which in turn is a wholly owned subsidiary of Citigroup Inc.

     Citi Fund Management is registered as an investment adviser under the Investment Advisers Act of 1940. The list required by this Item 26 of officers and directors of Citi Fund Management together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Citi Fund Management pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-60004).

Item 27.  Principal Underwriters.

     (a) Salomon Smith Barney, Inc., the Registrant's distributor, is also the distributor for the following CitiFunds funds: Citi(R) Nasdaq-100 Index Fund, Citi(R) Small Cap Index Fund, Citi(R) U.S. 1000 Fund, Citi(R) U.S. Bond Index Fund, Citi(R) Global Titans Index Fund, Citi(R) Short-Term U.S. Government Income Fund, Citi(R) Cash Reserves, Citi(R) U.S. Treasury Reserves, Citi(R) Tax Free Reserves, Citi(R) New York Tax Free Reserves, Citi(R) California Tax Free

Reserves, Citi(R) Connecticut Tax Free Reserves, Citi(R) Premium Liquid Reserves; Citi(R) Premium U.S. Treasury Reserves, Citi(R) Institutional Liquid Reserves, Citi(R) Institutional U.S. Treasury Reserves, Citi(R) Institutional Tax Free Reserves and Citi(R) Institutional Cash Reserves. Salomon Smith Barney, Inc. is also the placement agent for Government Income Portfolio, Large Cap Growth Portfolio, Small Cap Growth Portfolio, International Equity Portfolio, Cash Reserves Portfolio, Tax Free Reserves Portfolio and U.S. Treasury Reserves Portfolio.

     Salomon Smith Barney, Inc. is also the distributor for the following Smith Barney funds: Smith Barney Diversified Large Cap Growth Fund, Smith Barney Small Cap Growth Opportunities Fund, Smith Barney Small Cap Growth Opportunities Portfolio, Smith Barney International Large Cap Fund, Consulting Group Capital Markets Funds, Smith Barney Investment Series, Greenwich Street Series Fund, Smith Barney Adjustable Rate Government Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Concert Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Trust, Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund Inc., Smith Barney Principal Return Fund, Smith Barney Sector Series Inc., Smith Barney Small Cap Blend Fund, Inc., Smith Barney Telecommunications Trust, Smith Barney Variable Account Funds, Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

     (b) The information required by this Item 27 with respect to each director, officer and partner of Salomon Smith Barney, Inc. is incorporated by reference to Schedule A of FORM BD filed by Salomon Smith Barney, Inc. pursuant to the Securities Exchange Act of 1934 (SEC File No. 812-8510).

     (c) Not applicable.

Item 28.  Location of Accounts and Records.

     The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

Name                                            Address

State Street Bank and Trust Company             1776 Heritage Drive
(custodian)                                     North Quincy, MA 02171

Citi Fund Management Inc.                       100 First Stamford Place
(investment manager)                            Stamford, CT 06902

Salomon Smith Barney, Inc.                      388 Greenwich Street
(distributor)                                   New York, New York 10013

Item 29.  Management Services.

     Not applicable.

Item 30.  Undertakings.

     Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on this 20th day of June, 2001.


                                          CITIFUNDS TAX FREE INCOME TRUST

                                          By: Thomas C. Mandia
                                             -----------------------------
                                              Thomas C. Mandia
                                              Assistant Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on June 20, 2001.

Signature                                               Title

   Heath B. McLendon*                 President, Principal Executive Officer and
-------------------------------       Trustee
   Heath B. McLendon

   Lewis E. Daidone*                   Principal Financial Officer and Principal
-------------------------------        Accounting Officer
   Lewis E. Daidone

   Elliott J. Berv*                    Trustee
-------------------------------
   Elliott J. Berv

   Mark T. Finn*                       Trustee
-------------------------------
   Mark T. Finn

   Riley C. Gilley*                    Trustee
-------------------------------
   Riley C. Gilley

   Diana R. Harrington*                Trustee
-------------------------------
   Diana R. Harrington

   Susan B. Kerley*                    Trustee
-------------------------------
   Susan B. Kerley

   C. Oscar Morong, Jr.*               Trustee
-------------------------------
   C. Oscar Morong, Jr.

   Walter E. Robb, III*                Trustee
-------------------------------
   Walter E. Robb, III

   E. Kirby Warren*                    Trustee
-------------------------------
   E. Kirby Warren

*By: Thomas C. Mandia
    ---------------------------
     Thomas C. Mandia
       Executed by Thomas C. Mandia on
       behalf of those indicated pursuant to
       Powers of Attorney.


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                                 EXHIBIT INDEX

          Exhibit
          No.:         Description:

                       (None filed)